RYDEX VARIABLE TRUST

                      ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                        ESSENTIAL PORTFOLIO MODERATE FUND
                       ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                      Supplement dated July 31, 2008 to the
      Prospectus and Statement of Additional Information dated May 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2008 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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1.       Effective August 1, 2008, certain of the target allocation ranges for the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") have been modified. The old and new target allocation ranges for each Essential Portfolio Fund are as follows (please note that not all of the target allocation ranges have changed and, therefore, certain of the old and new target allocation ranges in the chart below are the same):

         ------------------------------------------------ ---------------- ---------------------- -----------------------
         FUND                                             TARGET RISK             OLD TARGET            NEW TARGET
                                                                              ALLOCATION RANGES     ALLOCATION RANGES
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO CONSERVATIVE FUND            Low
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                            20-50%                 20-50%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                         20-60%                 20-70%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                       0-30%                  5-35%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO MODERATE FUND                Medium
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                            30-70%                 30-70%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                         5-25%                  10-50%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                       0-35%                  10-40%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO AGGRESSIVE FUND              High
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                            40-80%                 50-90%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                         0-15%                  5-30%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                       0-40%                  5-45%
         ------------------------------------------------ ---------------- ---------------------- -----------------------

2. Effective August 1, 2008, the Essential Portfolio Funds will no longer invest in the Japan 1.25x Strategy Fund and the Multi-Cap Core Equity Fund. In addition, effective August 1, 2008, the Essential Portfolio Funds may invest in the underlying funds listed below (the "new underlying funds"), in addition to those underlying funds listed in the Prospectus.

         ESSENTIAL PORTFOLIO CONSERVATIVE FUND

         DOMESTIC EQUITY AND DOMESTIC EQUITY - STYLE FUNDS: Mid-Cap 1.5x Strategy, NASDAQ-100(R), Nova, Russell 2000(R) 1.5x Strategy, Rydex Series Funds Russell 2000(R), and Rydex Series Funds S&P 500 Funds

         INTERNATIONAL EQUITY FUNDS - Rydex Series Funds Japan 2x Strategy Fund

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         ESSENTIAL PORTFOLIO MODERATE FUND

         DOMESTIC EQUITY AND DOMESTIC EQUITY - STYLE FUNDS: Rydex Series Funds Russell 2000(R), Rydex Series Funds S&P 500, and S&P 500 2x Strategy Funds

         INTERNATIONAL EQUITY FUNDS - Rydex Series Funds Japan 2x Strategy Fund

         MONEY MARKET FUNDS: U.S. Government Money Market Fund

         ESSENTIAL PORTFOLIO AGGRESSIVE FUND

         DOMESTIC EQUITY AND DOMESTIC EQUITY - STYLE FUNDS: NASDAQ-100(R), Nova, Rydex Series Funds Russell 2000(R), and Rydex Series Funds S&P 500 Funds

         INTERNATIONAL EQUITY FUNDS - Rydex Series Funds Japan 2x Strategy Fund

         MONEY MARKET FUNDS: U.S. Government Money Market Fund

         Please note that the Advisor may change each Essential Portfolio Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

         DESCRIPTIONS OF THE NEW UNDERLYING FUNDS

         A summary of each new underlying fund is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of each new underlying fund, as applicable. For the underlying funds that are series of Rydex Variable Trust, you may request a prospectus or Statement of Additional Information from your variable insurance contract provider or by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. For the underlying funds that are series of Rydex Series Funds, you may request a prospectus or Statement of Additional Information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

         MID-CAP 1.5x STRATEGY FUND - The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

         NASDAQ-100(R) FUND - The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100(R) Index (the "underlying index"). The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The NASDAQ-100(R) Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with capitalizations ranging from $2.9 billion to $333 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

         NOVA FUND - The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.

         If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of nay increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

         RUSSELL 2000(R) 1.5x STRATEGY FUND - The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000(R) Index included companies with a capitalization range of $27 million to $8.6 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

         If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

         RYDEX SERIES FUNDS JAPAN 2x STRATEGY FUND - The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. The Fund invests principally in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

         If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

         RYDEX SERIES FUNDS RUSSELL 2000(R) FUND - The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


         If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

         RYDEX SERIES FUNDS S&P 500 FUND - The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

         If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

         S&P 500 2x STRATEGY FUND - The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

         If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

         U.S. GOVERNMENT MONEY MARKET FUND - The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in Eurodollar Time Deposits.

         ADDITIONAL PRINCIPAL RISKS OF INVESTING IN THE ESSENTIAL PORTFOLIO
         FUNDS

         In addition to the risks listed and described under "Principal Risks of Investing in the Funds" and "Descriptions of Principal Risks" in the Prospectus, the Essential Portfolio Moderate Fund and Essential Portfolio Aggressive Fund are also subject to "Interest Rate Risk" and the Essential Portfolio Conservative Fund is also subject to "Technology Sector Concentration Risk." Descriptions of "Interest Rate Risk" and "Technology Sector Concentration Risk" are described below:

               INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

               TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.